Schedule of Statutory Federal Income Tax Rate (Details)		3 Months Ended			9 Months Ended		12 Months Ended
	Aug. 16, 2022	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	1.00%	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
Interest and penalties							(3.47%)	0.12%
Change in fair value of warrants							(0.02%)	(0.05%)
Business combination expenses							(22.84%)	1.10%
Broken Deal							(0.00%)	(4.37%)
Change in valuation allowance							(27.15%)	10.81%
Income tax provision expense		(0.82%)	0.00%	(354.98%)	0.00%	(38.78%)	(32.48%)	28.61%